Portfolio of Available for Sale Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities USD ($)	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Securities issued by Government of India sponsored institutions INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Securities issued by state government sponsored institutions INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Certificates of Deposit INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Certificates of Deposit INR	Mar. 31, 2013 Mortgage-backed securities INR	Mar. 31, 2012 Mortgage-backed securities INR	Mar. 31, 2013 Asset-backed securities INR	Mar. 31, 2012 Asset-backed securities INR	Mar. 31, 2013 Other securities INR	Mar. 31, 2012 Other securities INR	Mar. 31, 2013 Securities with gross unrealized losses INR	Mar. 31, 2012 Securities with gross unrealized losses INR	Mar. 31, 2013 Securities with gross unrealized gains INR	Mar. 31, 2012 Securities with gross unrealized gains INR
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 18,668.2	1,017,788.0	818,032.4		993,950.6	804,895.1	924,701.5	764,267.2	376.7	234.0	251.8	754.9	46,596.4	11,789.8	3,655.6	219.7	18,763.1	27,235.0	2,353.3	3,094.3	5,127.5	485.3	16,356.6	9,557.7
Gross Unrealized Gains	73.3	3,996.0	1,596.8		2,847.2	611.5	2,664.7	505.2	2.3	0.9	0	0	53.3	47.3	62.3	27.3	66.0	29.4	126.2	222.9	142.9	100.0	879.7	662.4
Gross Unrealized Losses	68.1	3,712.5	12,548.8		3,566.3	12,542.5	3,538.9	12,432.3	0	0.2	1.6	16.8	27.1	36.6	0.1	0	0	55.2	4.5	6.3	141.7	0	0	0
Fair Value	$ 18,673.4	1,018,071.5	807,080.4	$ 18,217.8	993,231.5	792,964.1	923,827.3	752,340.1	379.0	234.7	250.2	738.1	46,622.6	11,800.5	3,717.8	247.0	18,829.1	27,209.2	2,475.0	3,310.9	5,128.7	585.3	17,236.3	10,220.1	687,522.0	704,464.5	330,549.5	102,615.9